SCHEDULE OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS AS CASH FLOWS FROM FINANCING ACTIVITIES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	$ 21,901,774	$ 20,199,966	$ 20,199,966	$ 11,619,506
Additions	3,049,180	864,483	6,009,906	7,100,000
Repayments			1,150,000	600,000
Non-cash transaction	(7,630,352)	34,579	34,579
Interest expenses	233,870	272,934	534,323	220,460
Fair value adjustments	(3,266,154)	(4,918,000)	(3,727,000)	1,860,000
Ending balance	14,288,318	16,453,962	21,901,774	20,199,966
Repayments			(1,150,000)	(600,000)
Convertible loan notes [member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,090,342	3,349,822	3,349,822
Additions		100,000	100,000	3,250,000
Repayments
Non-cash transaction	1,165,479
Interest expenses	151,245	132,153	266,520	80,822
Fair value adjustments	274,000	126,000	374,000	19,000
Ending balance	5,681,066	3,707,975	4,090,342	3,349,822
Repayments
Amount due from immediate holding company [member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,345,929	506	506	506
Additions	713,719	200,000	5,345,423	600,000
Repayments				600,000
Non-cash transaction	(6,059,142)
Interest expenses
Fair value adjustments	(506)
Ending balance		200,506	5,345,929	506
Repayments				(600,000)
Amount due to a related company [member]
IfrsStatementLineItems [Line Items]
Beginning balance	34,579
Additions
Repayments
Non-cash transaction		34,579
Interest expenses
Fair value adjustments
Ending balance	34,579	34,579	34,579
Repayments
Loan from immediate holding company [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,930,993	2,328,926	2,328,926
Additions	2,335,461	564,483	564,483	2,250,000
Repayments			1,150,000
Non-cash transaction	(1,940,858)
Interest expenses	58,077	100,671	187,584	78,926
Fair value adjustments
Ending balance	2,383,673	2,994,080	1,930,993	2,328,926
Repayments			(1,150,000)
Loan from a related company [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,140,931	1,060,712	1,060,712
Additions				1,000,000
Repayments
Non-cash transaction	(1,165,479)
Interest expenses	24,548	40,110	80,219	60,712
Fair value adjustments
Ending balance		1,100,822	1,140,931	1,060,712
Repayments
Amount due from a related company [member]
IfrsStatementLineItems [Line Items]
Beginning balance	34,579
Additions
Repayments
Non-cash transaction			34,579
Interest expenses
Fair value adjustments
Ending balance			34,579
Repayments
Preference shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,359,000	13,460,000	13,460,000	11,619,000
Additions
Repayments
Non-cash transaction	369,648
Interest expenses
Fair value adjustments	(3,539,648)	(5,044,000)	(4,101,000)	1,841,000
Ending balance	6,189,000	8,416,000	9,359,000	13,460,000
Repayments